Summary of debt ratio information (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
IfrsStatementLineItems [Line Items]
Less :cash and cash equivalents (Note 28)	$ (10,548)	₨ (800,282)	$ (22,559)	₨ (1,711,589)	₨ (646,229)	₨ (1,363,671)
Equity	11,734	890,258		1,157,828
Total equity	$ 11,760	892,241		1,163,075	₨ 1,510,974	₨ 2,379,170
Debt Covenants [Member]
IfrsStatementLineItems [Line Items]
Borrowings (Note 32)		358,580		131,055
Less :cash and cash equivalents (Note 28)		(800,282)		(1,711,589)
Net debt		(441,702)		(1,580,534)
Share warrants (Note 36)				32,391
Equity		890,258		1,157,828
Total equity		₨ 890,258		₨ 1,190,219
Gearing ratio (Net debt / total equity + net debt)	(98.47%)	(98.47%)	404.94%	404.94%